Inventories (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)
Inventories Details Narrative
Allowance for obsolete inventories	$ 874		$ 283